SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Deferred policy acquisition costs	$ 8,937	$ 9,431	$ 27,935
Current and deferred income tax asset	17,802
Other assets	12,782	44,379
Assets held for sale		104,961
Total assets	552,360	675,573	838,346
AIG shareholders' equity:
Retained earnings (accumulated deficit)	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
Liabilities:
Current and deferred income tax liability		2,351
Liabilities held for sale		95,923
Total liabilities	441,444	568,363
New accounting standard for acquisition costs
Assets:
Deferred policy acquisition costs	8,937	9,431
Current and deferred income tax asset	17,802	2,171
Other assets	12,782	44,379
Assets held for sale		104,961
Total assets	552,360	675,573
AIG shareholders' equity:
Retained earnings (accumulated deficit)	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
Liabilities:
Current and deferred income tax liability		2,351
Liabilities held for sale		95,923
Total liabilities	441,444	568,363
New accounting standard for acquisition costs | As Previously Reported
Assets:
Deferred policy acquisition costs	14,026	14,668
Current and deferred income tax asset	16,084	3,957
Other assets	12,824	44,520
Assets held for sale		107,453
Total assets	555,773	683,443
AIG shareholders' equity:
Retained earnings (accumulated deficit)	14,332	(3,466)
Accumulated other comprehensive income	5,008	7,624
Total AIG shareholders' equity	104,951	85,319
Liabilities:
Current and deferred income tax liability		2,369
Liabilities held for sale		97,312
Total liabilities	441,444	569,770
New accounting standard for acquisition costs | Effect of Change
Assets:
Deferred policy acquisition costs	(5,089)	(5,237)
Current and deferred income tax asset	1,718	(1,786)
Other assets	(42)	(141)
Assets held for sale		(2,492)
Total assets	(3,413)	(7,870)
AIG shareholders' equity:
Retained earnings (accumulated deficit)	(3,558)	(6,382)
Accumulated other comprehensive income	145	(81)
Total AIG shareholders' equity	(3,413)	(6,463)
Liabilities:
Current and deferred income tax liability		(18)
Liabilities held for sale		(1,389)
Total liabilities		$ (1,407)